UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche CROCI Equity Dividend Fund

	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 11.4%
Auto Components 2.5%
Johnson Controls, Inc.	608,279	25,024,598
Media 1.9%
Viacom, Inc. "B"	476,989	19,446,842
Multiline Retail 4.4%
Kohl's Corp. (a)	434,902	22,193,049
Macy's, Inc.	384,782	22,552,073
		44,745,122
Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.	883,220	26,717,405
Consumer Staples 12.4%
Beverages 5.2%
Coca-Cola Co.	665,472	26,166,359
PepsiCo, Inc.	279,805	26,002,279
		52,168,638
Food & Staples Retailing 2.4%
Wal-Mart Stores, Inc.	375,967	24,336,344
Household Products 2.3%
Procter & Gamble Co. (a)	335,181	23,687,241
Tobacco 2.5%
Philip Morris International, Inc.	317,917	25,369,777
Energy 10.0%
Energy Equipment & Services 2.7%
National Oilwell Varco, Inc. (a)	637,416	26,981,819
Oil, Gas & Consumable Fuels 7.3%
Marathon Petroleum Corp.	477,836	22,606,421
Phillips 66 (a)	340,526	26,925,391
Valero Energy Corp.	409,615	24,306,554
		73,838,366
Health Care 7.5%
Pharmaceuticals
Johnson & Johnson (a)	271,424	25,508,428
Merck & Co., Inc.	468,764	25,242,941
Pfizer, Inc.	785,514	25,309,261
		76,060,630
Industrials 22.8%
Aerospace & Defense 5.1%
Raytheon Co.	259,015	26,564,578
United Technologies Corp.	270,987	24,825,119
		51,389,697
Electrical Equipment 7.5%
Eaton Corp. PLC	440,093	25,111,707
Emerson Electric Co. (a)	531,012	25,339,893
Rockwell Automation, Inc.	228,997	25,608,734
		76,060,334
Industrial Conglomerates 2.5%
General Electric Co.	1,045,114	25,939,729
Machinery 7.7%
Cummins, Inc.	216,384	26,344,752
Dover Corp.	419,833	26,008,654
Illinois Tool Works, Inc.	304,880	25,771,507
		78,124,913
Information Technology 30.6%
Communications Equipment 4.8%
Cisco Systems, Inc.	947,595	24,523,759
QUALCOMM, Inc.	436,595	24,702,545
		49,226,304
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,448,423	24,927,360
IT Services 2.5%
International Business Machines Corp. (a)	168,461	24,913,697
Semiconductors & Semiconductor Equipment 10.5%
Applied Materials, Inc.	1,549,226	24,919,300
Intel Corp.	959,077	27,372,058
Texas Instruments, Inc. (a)	548,853	26,257,127
Xilinx, Inc.	668,780	28,015,194
		106,563,679
Software 5.0%
CA, Inc.	925,437	25,255,176
Microsoft Corp.	585,802	25,494,103
		50,749,279
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	216,158	24,373,976
Seagate Technology PLC	568,717	29,232,054
		53,606,030
Materials 4.9%
Chemicals
E.I. du Pont de Nemours & Co. (a)	472,632	24,340,548
The Mosaic Co.	627,459	25,619,151
		49,959,699
Total Common Stocks (Cost $1,083,717,353)		1,009,837,503
Securities Lending Collateral 17.2%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $174,027,525)	174,027,525	174,027,525
Cash Equivalents 0.3%
Central Cash Management Fund, 0.11% (b) (Cost $3,229,587)	3,229,587	3,229,587
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,260,974,465) †	117.1	1,187,094,615
Other Assets and Liabilities, Net	(17.1)	(173,251,718)

Net Assets	100.0	1,013,842,897

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,261,217,056. At August 31, 2015, net unrealized depreciation for all securities based on tax cost was $74,122,441. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,937,937 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $110,060,378.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $169,982,025, which is 16.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,009,837,503	$—	$—	$1,009,837,503
Short-Term Investments (d)	177,257,112	—	—	177,257,112
Total	$1,187,094,615	$—	$—	$1,187,094,615

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015